Interest Rate Benchmark Reform - Schedule of Non-derivative Financial Assets and Financial Liabilities (Detail) - Fair value hedges [member] - CAD ($) $ in Millions		Oct. 31, 2022	Nov. 01, 2021
Non derivative financial assets [Member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	[1]	$ 59,927	$ 49,903
Non derivative financial liabilities [Member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial liabilities	[2]	24,615	14,730
USD LIBOR [member] | Non derivative financial assets [Member] | Maturing after June 30, 2023 [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	[1]	35,877	38,517
USD LIBOR [member] | Non derivative financial liabilities [Member] | Maturing after June 30, 2023 [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial liabilities	[2]	1,225	1,306
Other Rates [Member] | Non derivative financial assets [Member] | Maturing after June 30, 2023 [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	[1],[3]	114	102
Other Rates [Member] | Non derivative financial liabilities [Member] | Maturing after June 30, 2023 [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial liabilities	[2],[3],[4]	0	0
CDOR [Member] | Non derivative financial assets [Member] | Maturity after June28, 2024 [Member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	[1]	23,936	11,284
CDOR [Member] | Non derivative financial liabilities [Member] | Maturity after June28, 2024 [Member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial liabilities	[2]	$ 23,390	$ 13,424

[1]	Non derivative financial assets include carrying amounts of debt securities, loans and customer’s liability under acceptances (debt securities, loans and customer’s liability under acceptances measured at amortized cost are gross of allowance for credit losses).
[2]	Non-derivative financial liabilities include carrying amounts of deposits, acceptances, obligations related to securities sold short, subordinated debentures and other liabilities.
[3]	Includes exposures to SGD SOR maturing after June 30, 2023.
[4]	Excludes the Series 2006-1 Bank Deposit Note of $750 million which is currently at a fixed rate and will subsequently reset to a six-month CDOR based rate after December 31, 2036.